Financial Risk Management - Percentage of revenues (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A and Its affiliates
Statement [line items]
Percentage of entity's revenue	24.00%	26.40%	28.70%
Customer C
Statement [line items]
Percentage of entity's revenue	7.80%	8.30%	11.00%